Debentures (Tables)	6 Months Ended
Jun. 30, 2018
Debentures [Abstract]
Debentures
Debentures are presented in local currency:

	Additional information	Annual charges	June 30, 2018	December 31, 2017
1st issue	(a)	CDI + Interest from 2.0%	265,195	419,236
2nd issue	(b)	CDI + Interest from 2.0%	676,893	649,743
Total			942,088	1,068,979

Aggregation of debentures
The breakdown of the debentures is as follows:

	1st issue	2nd issue	Total
Balances at December 31, 2017	419,236	649,743	1,068,979
Interest	15,197	27,150	42,347
Conversion into a private debt acknowledgment	(169,238)	-	(169,238)
Balances at June 30, 2018	265,195	676,893	942,088